SCHEDULE OF ASSUMPTIONS TO VALUE STOCK OPTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Expected volatility, minimum	148.00%	148.00%
Expected volatility, maximum	275.00%	275.00%
Expected dividends	0.00%	0.00%
Risk-free interest rate, minimum	0.34%	0.34%
Risk-free interest rate, maximum	0.85%	0.85%
Forfeitures	0.00%	0.00%
Minimum [Member]
Expected term	6 months	6 months
Strike price	$ 0.00	$ 0.00
Maximum [Member]
Expected term	1 year	1 year
Strike price	$ 0.20	$ 0.20